Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

July 24, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	FEG Absolute Access Fund I LLC (File Nos. 333-199556/811-22527)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment to the registration statement on Form N-2 (the “Registration Statement”) of FEG Absolute Access Fund I LLC (the “Registrant”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Securities Act”), and the applicable rules thereunder. The purpose of this amendment is to include the most current financial statements of the Registrant, to reflect updates to the Registration Statement in response to comments received from the Securities and Exchange Commission Staff on July 13, 2017 and to make other non-material changes. The Registrant represents that this amendment would be filed pursuant to Rule 485(b) of the Securities Act if the Registrant was an open-end management investment company.

Please be advised that the Registrant intends to request the acceleration of the Registration Statement to on or about July 28, 2017. Questions and comments concerning the amendment may be directed to the undersigned at 215-988-3328.

Very truly yours,

/s/ Andrew E. Seaberg
Andrew E. Seaberg

cc: Joshua B. Deringer